CONDENSED CONSOLIDATED INTERIM CASH FLOW STATEMENTS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS - OPERATING ACTIVITIES
Net loss for the period	$ (12,373)	$ (17,034)
Adjustments required to reflect net cash used in operating activities (see appendix below)	498	3,977
Net cash used in operating activities	(11,875)	(13,057)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(9,000)	(58,000)
Maturities of short-term deposits	24,141	15,776
Purchase of property and equipment	(62)	(38)
Net cash provided by (used in) investing activities	15,079	(42,262)
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance costs	266	46,856
Exercise of warrants	0	10,907
Employee stock options exercised	2	7
Repayments of loan	(1,812)	(1,648)
Repayments of lease liabilities	(88)	(122)
Net cash provided by (used in) financing activities	(1,632)	56,000
INCREASE IN CASH AND CASH EQUIVALENTS	1,572	681
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	12,990	16,831
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(562)	(28)
CASH AND CASH EQUIVALENTS - END OF PERIOD	14,000	17,484
Income and expenses not involving cash flows:
Depreciation and amortization	314	362
Exchange differences on cash and cash equivalents	562	28
Fair value adjustments of warrants	(1,673)	4,889
Share-based compensation	586	832
Interest and exchange differences on short-term deposits	(142)	(103)
Interest on loan	68	176
Exchange differences on lease liability	(205)	(26)
Total income and expense not involving cash flows	(490)	6,158
Changes in operating asset and liability items:
Increase in prepaid expenses and other receivables	(688)	(1,212)
Increase (decrease) in accounts payable and accruals	1,676	(969)
Total Change in operating asset and liability	988	(2,181)
Total Adjustments required to reflect net cash used in operating acivities	498	3,977
Supplemental information on interest received in cash	146	39
Supplemental information on interest paid in cash	217	350
Supplemental information on non-cash transactions:
Acquisition of right-of-use asset	0	171
Exercise of warrants (portion related to accumulated fair value adjustments)	$ 0	$ 10,295